1933 Act File No. 33-63621
                                                      1940 Act File No. 811-7369

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.  _____..........................        __
                                                                  -----

Post-Effective Amendment No.   9  ..........................        X
                             -----                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   10  ........................................        X
              ------                                              -----

                                    FTI FUNDS

                  (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective: _ immediately upon filing pursuant to paragraph (b) __ on ______________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) X_ 75 days after filing pursuant to paragraph (a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Copy to:

John N. Ake, Esquire
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street
51st Floor
Philadelphia, PA 19103-7599

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 8, filed September 22, 2000, in their entirety.

PART C.    OTHER INFORMATION.
Item 23.    EXHIBITS:
            --------

 (a). (i) Conformed copy of Declaration of Trust of the Registrant; (1)
     (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
    (iii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (7)
 (b)  Copy of By-Laws of the Registrant; (1)
 (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (3)
 (d). (i) Conformed copy of Investment Advisory Contract of the
          Registrant; (3)
     (ii) Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant; (6)
    (iii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (6)
     (iv) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (6)
      (v) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (6)
 (e). (i) Conformed copy of Distributor's Contract of the Registrant; (3)
     (ii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (6)
 (f)  Not applicable;
 (g) (i) Conformed copy of Custodian Agreement of the
     Registrant; (3) (ii) Conformed copy of Global Custody Fee
     Schedule; (5)

    (iii) Conformed copy of Domestic Custodian Fee Schedule; (5)
---------------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed January 28, 1998 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed March 29, 1999 (File Nos. 33-63621 and 811-7369).

 (h)  (i) Conformed copy of Administrative Services
          Agreement; (3)
     (ii) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (3)
    (iii) Amendment No. 1 to Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (6)
     (iv) Conformed copy of Shareholder Services Agreement; (3)
      (v) Amendment No. 1 to Schedule A to the Shareholder Services
          Agreement; (6)
 (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
 (j) Conformed copy of Consent of Independent Accountants; (8)
 (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2) (m) (i) Conformed copy of Amended and
 Restated Distribution Plan; (8)

     (ii) Copy of 12b-1 Agreement; (3)
    (iii) Conformed copy of Amendment No. 1 to Exhibit A to
          the 12b-1 Agreement; (6)
                  (n)  Not applicable;
(o)   Conformed copy of Power of Attorney; +
(p)   (i)    Fiduciary International, Inc. Code of Ethics; +
                       (ii)  Edgewood Services Code of Ethics; +
                       (iii) FTI Funds Code of Ethics; +












---------------------------
+  All exhibits have been filed electronically

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed March 31, 2000 (File Nos. 33-63621 and 811-7369).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (1)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

            (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds" in Part A.

                 For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-18352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, and WesMark Funds.



      ---------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------
Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002
Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


            (c) Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

                                            5800 Corporate Drive
                                            Pittsburgh, PA  15237-7010

Federated Services Company                  Federated Investors Tower
("Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")

Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, PA 15222-3779

Fiduciary International, Inc.               Two World Trade Center
("Adviser")                                 New York, NY 10048-0772

Fiduciary Trust Company International       Two World Trade Center
("Custodian")                               New York, NY 10048-0772

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FTI FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 4th day of December, 2000.

                                    FTI FUNDS


                  BY: /s/Gail Cagney
                  Gail Cagney, Secretary

                  Attorney in Fact for Peter J. Germain
                  December 4, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones

    Gail C. Jones                 Attorney In Fact        December 4, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Peter J. Germain*                 President and Treasurer
                                 (Chief Executive Officer and
                                  Principal Financial and
                                  Accounting Officer)

Peter A. Aron*                    Trustee

James C. Goodfellow*              Trustee

Burton J. Greenwald*              Trustee

Kevin J. O'Donnell*               Trustee

* By Power of Attorney